Shareholder Fees {- Fidelity® Disciplined Equity Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Disciplined Equity Fund Retail PRO-08 | Fidelity® Disciplined Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none